UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON D.C. 20549
                          FORM 13F
                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31,
2009

This Amendment is a restatement

Institutional Investment Manager Filing this report:

               FBB Capital Partners
               4520 East West Highway
               Suite 450
               Bethesda, MD  20814

13F File Number: 028-05863


The institutional investment manager filing this report and the person by whom it is signed is hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

          Name:          Bridget M. Simpson
          Title:         Operations Manager
          Phone:         301-657-8870

Electronic Signature,

Bridget M. Simpson            on:  May 15, 2009
4520 East West Highway
Suite 450
Bethesda, MD  20814





Report Type - 13F Holdings Report

3MCompany          COM 88579Y101  1092275.24   21968.529 sole
AAGHlds7.25%       PFD 000336305    444315.1       32815 sole
ABBLtdSponsoredADR COM 000375204   478741.42       34343 sole
AbbottLaboratories COM 002824100    259869.6        5448 sole
ABNAMRO5.90%       PFD 00372P203      133452       20220 sole
AdvancedMicroDevic COM 007903107      111325       36500 sole
es,Inc.
AflacIncorporated  COM 001055102   463179.55   23924.563 sole
AirProductsandChem COM 009158106  1342347.44   23863.955 sole
icals,In
AllianzSE          PFD 018805200   621141.55       36863 sole
AllstateCorporatio COM 020002101   322316.38   16831.143 sole
n
AltriaGroup,Inc.   COM 02209S103   208662.22   13025.107 sole
Amazon.com,Inc.    COM 023135106    607348.8        8270 sole
AMBPropertyCorpPfd PFD 00163T505   154556.34   10659.058 sole
SerO
AmerFin7.125%      PFD 025932203   474150.25       31505 sole
AmericanElectricPo COM 025537101    620606.3   24568.737 sole
werCompan
AmericanExpressCom COM 025816109   447906.35   32861.801 sole
pany
AmgenInc.          COM 031162100  2327984.72       47011 sole
AnnalyMtgMgmtInc   COM 035710409   388115.44   27982.368 sole
ApacheCorporation  COM 037411105  1834974.27    28631.21 sole
ApolloInvtCorpCom  COM 03761U106    87063.47   25018.239 sole
Archer-Daniels-    COM 039483102   427206.05   15378.187 sole
MidlandCompany
ASTRONIcomCORPCOM  COM 046433108      186692       16972 sole
AT&TInc.           COM 00206R102  1728339.65   68584.907 sole
AtmosEnergyCorpora COM 049560105  2233558.99   96607.222 sole
tion
BankofAmerica7%    PFD 055188205      268276       22832 sole
BankOfAmerica7.25% PFD 060505724   318239.55       29385 sole
pfd
BankOfAmericaCorpo COM 060505104    280062.2   41064.838 sole
ration
BarclaysBk8.125%   PFD 06739H362    236829.6       17780 sole
BarclaysBkPlc6.625 PFD 06739F390      386282       35800 sole
%
BaxterInternationa COM 071813109   451555.52        8816 sole
lInc.
BemisCompany,Inc.  COM 081437105   359383.86       17138 sole
BerkshireHathawayI COM 084670207      978540         347 sole
nc.Class
BPPlcSponsoredADR  COM 055622104   678588.27   16922.401 sole
BPPrudhoeBayRtyTrU COM 055630107   817120.65   12549.849 sole
nitBen
CapitalOne7.5%Pfd  PFD 14041L204      182780       12350 sole
CapitalsourceInc.  COM 14055X102    14367.01   11776.237 sole
CaterpillarInc.    COM 149123101   445448.68   15931.641 sole
CBIZInc            COM 124805102   474071.52       68016 sole
CBSCP7.25%         PFD 124857301      406049       28595 sole
CemexS.A.deC.VADR  COM 151290889   209918.75       33587 sole
CharlesSchwabCorpo COM 808513105   485743.76   31338.307 sole
ration
ChesapeakeEnergyCo COM 165167107   189398.69   11101.916 sole
rporation
ChevronCorporation COM 166764100   873899.46    12996.72 sole
ChinaPetroleum&Che COM 16941R108   220231.44        3432 sole
micalCor
Church&DwightCo.,I COM 171340102  1565379.44   29970.887 sole
nc.
CiscoSystems,Inc.  COM 17275R102  1691874.99      100887 sole
CitigroupCap       PFD 17311H209      282003       38525 sole
CitigroupCap       PFD 17311U200      113160       13800 sole
CitigroupCaptlVII7 PFD 17306N203   152746.53       16953 sole
..125%
CitigroupInc.      COM 172967101    38805.15   15338.002 sole
CloroxCompany      COM 189054109  2503497.07   48630.479 sole
Coca-ColaCompany   COM 191216100   540494.75   12297.946 sole
CogentCommGroupInc COM 19239V302    128606.4       17862 sole
w
Cohen&SteersQualit COM 19247L106    25780.45   12826.098 sole
yIncome
Colgate-           COM 194162103   215714.42    3657.416 sole
PalmoliveCompany
ConocoPhillipfd    COM 20825C104  2973493.54   75931.908 sole
ConsolidatedEdison COM 209115104   388066.32     9797.18 sole
,Inc.
DENTSPLYInternatio COM 249030107  1343725.53   50045.643 sole
nalInc.
DeutscheBank6.625% PFD 25153Y206    497396.8       42440 sole
DeutscheBank7.35%  PFD 25154D102      325663       26650 sole
DiageoPlc          COM 25243Q205    910662.5       20350 sole
DominionResources, COM 25746U109  2101553.08   67813.911 sole
Inc.
DowChemicalCompany COM 260543103   245522.37   29124.835 sole
DukeEnergyCorporat COM 26441C105   233562.07   16310.201 sole
ion
DukeRealty6.625%   PFD 264411778    377670.5       45230 sole
E.I.duPontDeNemour COM 263534109  1111938.55   49795.726 sole
sandCo
eBayInc.           COM 278642103   301239.04       23984 sole
ElPasoPipelinePtnr COM 283702108   411070.42   23899.443 sole
Lp
ElectronicArtsInc. COM 285512109   193105.04       10616 sole
EliLillyandCompany COM 532457108   472942.27    14155.71 sole
EntergyCorporation COM 29364G103   984463.49   14458.268 sole
ExelonCorporation  COM 30161N101   1784885.9   39323.329 sole
ExxonMobilCorporat COM 30231G102  3492706.49   51287.907 sole
ion
FPLGroup,Inc.      COM 302571104  1467914.53   28935.828 sole
FPLGrpCapital8.75% PFD 302570601      233864        9200 sole
GECapital6.1%      PFD 369622519    626377.5       30555 sole
GeneralDynamicomCo COM 369550108   941011.76   22625.914 sole
rporation
GeneralElectricCom COM 369604103  1979703.34  195816.356 sole pany
GenuinePartsCompan COM 372460105  1345250.68   45051.932 sole
y
GoldmanSachsGroupI PFD 38144x500   575358.01   30685.761 sole
nPfd1/1
HawaiianElectricIn COM 419870100   152124.24   11071.634 sole
dustries,
HCPInc.            COM 421915109   934089.19   52329.926 sole
Hewlett-           COM 428236103  2878193.72   89775.226 sole
PackardCompany
HNICorporation     COM 404251100      161200       15500 sole
HoneywellInternati COM 438516106  1228074.48   44080.204 sole
onalInc.
HSBCHldgsPlcADRA6. PFD 404280604   587782.75       39475 sole
2%
IntelCorporation   COM 458140100   1783999.5  118695.909 sole
InternationalBusin COM 459200101  1595705.68   16469.251 sole
essMachine
iSharesCohen&Steer COM 464287564   451979.95   16281.698 sole
sRealty
iSharesDowJonesUSU COM 464287697   392987.31    6457.235 sole
tilities
Johnson&Johnson    COM 478160104  2815881.15   53533.862 sole
JPMorganChase&Co.  COM 46625H100   521223.39   19609.608 sole
KeycorpCapitalV5.8 PFD 49327J200      210717       18010 sole
75%
Kimberly-          COM 494368103   914278.79   19828.211 sole
ClarkCorporation
L-                 COM 502424104   539712.55    7960.362 sole
3CommunicationsHol
dings,I
M&TCapitalTr8.50%  PFD 55292C203   774680.08       33430 sole
MagellanMidstreamP COM 559080106   514351.24    17512.81 sole
artners,L
MarkelCorpSrDebExp PFD 570535203      811900       40595 sole
2046
MarriottInternatio COM 571903202  1662611.01   101626.59 sole
nal,Inc.
MBNACapitalSerE8.1 PFD 55270B201   269368.75       22925 sole
%
McDonald'sCorporat COM 580135101   854965.19   15667.311 sole
ion
Medtronic,Inc.     COM 585055106   934713.12   31717.445 sole
MercuryGeneralCorp COM 589400100   532953.53   17944.564 sole
oration
MetlifeInc6.5%PfdS PFD 59156R603   729099.75   49700.051 sole
erB
MicrosoftCorporati COM 594918104  2368016.56  128906.726 sole on
MidwayGoldCorp.F   COM 598153104        4700       10000 sole
MonsantoCompany    COM 61166W101   684840.35    8241.159 sole
NationalCityCap6.6 PFD 63540T200   322593.75       23125 sole
25%
NewsCorporationCla COM 00652E108    124621.5       18825 sole
ssA
NICInc.            COM 62914B100       57200       11000 sole
NokiaCorporation   COM 654902204   668743.57   57304.504 sole
NovartisAGSponsore COM 66987V109   829082.28       21916 sole
dADR
NovoNordisk        COM 670100205   483542.44       10078 sole
NustarEnergyLp     COM 67058H102   614418.69   13325.064 sole
NYSEGroup,Inc.     COM 62949W103   415016.92   23185.303 sole
OracleCorporation  COM 68389X105   423651.15       23445 sole
PartnerReLtdPfdC6. PFD G6852T204    534397.2       29955 sole
75%
PartnerReLtdPfdD6. PFD G68603409    804458.6       46420 sole
5%
PartnerReLtd.      COM G6852T105  1153819.23       18589 sole
PepfdiCo,Inc.      COM 713448108   735763.88   14292.228 sole
PfizerInc.         COM 717081103   982002.55    72100.04 sole
PhilipMorrisIntlIn COM 718172109   275460.36        7742 sole
c
PlumCreekTimberCom COM 729251108   310031.55       10665 sole
pany,Inc
Praxair,Inc.       COM 74005P104   589368.02    8758.627 sole
Procter&GambleComp COM 742718109  1512661.36   32122.773 sole
any
Prologis           COM 743410102   255547.55   39315.009 sole
ProLogis6.75%      PFD 743410805      413930       53000 sole
PublicStorageIncPf PFD 74460D364  1077251.69   59847.316 sole
d7%
QUALCOMM,Incorpora COM 747525103  2586095.55    66463.52 sole
ted
RaytheonCompany    COM 755111507   761393.52   19552.992 sole
RegalEntertainment COM 758766109    345492.8   25763.818 sole
Group
RegencyCenter7.25% PFD 758849400      205029       12540 sole
RoperIndustriesInc COM 776696106    346816.5        8170 sole
..
RoyalBankOfScotlan PFD 780097770   155986.05       27805 sole
d6.35%P
RoyalBkScotland6.4 PFD 780097796    224261.8       39070 sole
0%Perpet
SchlumbergerLimite COM 806857108   263820.25    6494.836 sole
d
SelectSectorSPDRTr COM 81369Y803   315496.74   20198.254 sole
ust-Techn
SouthernCompany    COM 842587107  1504225.98   49125.604 sole
SpectraEnergyCorp. COM 817826209   554297.23   39200.653 sole
Staples,Inc.       COM 855030102   357542.56   19742.825 sole
StreetTRACKSGoldET COM 802176107   240415.64        2663 sole
F
StrykerCorporation COM 863667101   740895.59   21765.441 sole
TargetCorporation  COM 00876E110   255658.89    7434.105 sole
TCPipelinesLP      COM 87233Q108   669472.35   22503.272 sole
TEPPCOPartners,LP  COM 872384102   340855.76   15048.819 sole
TevaPharmaceutical COM 881624209  2086727.49   46320.255 sole
Industries
TotalS.A.Sponsored COM 00892E113   357009.62        7277 sole
ADR
TransoceanInc.     COM G90078109   651241.12       11068 sole
TurkcellIletisimHi COM 900111204   125911.05       10245 sole
zm
U.S.Bancorp        COM 902973304   1606752.2   109976.17 sole
UnionPacificCorpor COM 907818108   358319.23    8716.108 sole
ation
UnitedTechnologies COM 913017109  1070829.83   24914.608 sole
Corporatio
VFCorp             COM 918204108   352254.48        6168 sole
VerizonCommunicati COM 92343V104  2124379.57   70343.695 sole
onsInc.
WalgreenCo.        COM 931422109  1028465.95   39617.333 sole
Wal-               COM 931142103   725336.24   13922.001 sole
MartStores,Inc.
WashingtonRealEsta COM 939653101   637084.16   36825.674 sole
teInvestm
WasteManagement,In COM 94106L109   536235.38   20946.694 sole
c.
WellPoint,Inc.     COM 94973V107   477586.66       12578 sole
WellsFargo&Company COM 949746101  1163474.29   81704.656 sole
WellsFargoCapitalI PFD 94976Y207   335186.17       18799 sole
VGtdCap
WindstreamCorp     COM 97381W104   124501.69    15446.86 sole
XcelEnergy7.6%     PFD 98389B886    808172.2       34820 sole
XcelEnergyInc.     COM 98389B100  1441158.43   77356.867 sole
XilinxInc          COM 983919101    227237.6       11860 sole